Deferred Tax Assets and Liabilities - Changes in Deferred Tax Assets and Liabilities (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Other comprehensive loss	₩ 57,252	₩ (38,032)	₩ (35,235)
Gross carrying amount [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	2,265,984	1,715,912
Profit or loss	(22,180)	588,104
Other comprehensive loss	57,252	(38,032)
Ending balance	2,301,056	2,265,984	1,715,912
Gross carrying amount [member] | Other accounts receivable, net [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	(13)	(4,364)
Profit or loss	(4)	4,351
Ending balance	(17)	(13)	(4,364)
Gross carrying amount [member] | Inventories, net [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	60,539	89,522
Profit or loss	8,140	(28,983)
Ending balance	68,679	60,539	89,522
Gross carrying amount [member] | Defined benefit liabilities, net [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	(35,617)
Profit or loss	(48,463)	2,415
Other comprehensive loss	57,438	(38,032)
Ending balance	(26,642)	(35,617)
Gross carrying amount [member] | Accrued expenses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	123,106	131,196
Profit or loss	127,476	(8,090)
Ending balance	250,582	123,106	131,196
Gross carrying amount [member] | Property, plant and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	607,315	669,909
Profit or loss	(3,823)	(62,594)
Ending balance	603,492	607,315	669,909
Gross carrying amount [member] | Intangible assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	11,469	11,127
Profit or loss	(655)	342
Ending balance	10,814	11,469	11,127
Gross carrying amount [member] | Provisions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	63,943	55,429
Profit or loss	4,950	8,514
Ending balance	68,893	63,943	55,429
Gross carrying amount [member] | Other temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	169,565	137,339
Profit or loss	(62,155)	32,226
Other comprehensive loss	3,268
Ending balance	110,678	169,565	137,339
Gross carrying amount [member] | Tax loss carryforwards [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	953,209	607,432
Profit or loss	5,415	345,777
Ending balance	958,624	953,209	607,432
Gross carrying amount [member] | Tax credit carryforwards [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	391,769	38,337
Profit or loss	97,736	353,432
Ending balance	489,505	391,769	38,337
Gross carrying amount [member] | Subsidiaries and associates [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	(79,301)	(20,015)
Profit or loss	(150,797)	(59,286)
Other comprehensive loss	(3,454)
Ending balance	₩ (233,552)	₩ (79,301)	₩ (20,015)